Cash and cash equivalents	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Cash and cash equivalents
5	Cash and cash equivalents

	December 31, 2021	December 31, 2020
Cash and cash bank deposits	120,928	51,955
Investment funds	78	6,602

Cash and cash equivalents	121,006	58,557

As of December 31, 2021, 84% of the cash and cash equivalents are in the Cayman Islands, 6% are in Brazil, and 10% are distributed among the other subsidiaries of the Group. As of December 31, 2020, 61% of the cash and cash equivalents are in the Cayman Islands, 20% are in Brazil, and 19% are distributed among the other subsidiaries of the Group.